Net Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) Loss	Net other operating income includes the following:

Year ended Dec. 31	2025	2024
Alberta Off-Coal Agreements	(43)	(40)
Other	(4)	(19)
Net other operating income	(47)	(59)